Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Schedule Of Net Loss Per Share Basic And Diluted	There were no outstanding securities considered anti-dilutive for computation of diluted net loss per share for the six months ended June 30, 2025.

	Six Months Ended June 30,
	2025	2024
Net loss (in thousands)	$(1,664)	$(2,616)
Net loss per share — basic and diluted	$(0.01)	$(0.02)

Weighted average number of shares during the period — basic and diluted	$160,000,000	$160,000,000

There were no outstanding securities considered anti-dilutive for computation of diluted net loss per share for the year ended December 31, 2024.

	Year Ended December 31,
	2024	2023
Net loss (in thousands)	$(4,690)	$(3,261)

Net loss per share — basic and diluted	$(0.03)	$(0.02)
Weighted average number of shares during the period — basic and diluted	160,000,000	160,000,000

Denali Capital Acquisition Corp [Member]
Temporary Equity [Line Items]
Schedule of Consolidated Balance Sheets
As of June 30, 2025 and December 31, 2024, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption - December 31, 2023	4,537,829	$50,477,963
Redemption of shares ($11.47 per share)	(3,785,992)	(43,425,328)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,578,042
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	390,328

Ordinary shares subject to possible redemption - December 31, 2024	751,837	9,021,005
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	78,971
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	45,191

Ordinary shares subject to possible redemption - March 31, 2025	751,837	$9,145,167
Redemption of shares ($12.17 per share)	(708,098)	(8,617,553)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	18,080
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	2,624

Ordinary shares subject to possible redemption - June 30, 2025	43,739	548,318

As of December 31, 2024 and 2023, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

	Shares	Amount
Ordinary shares subject to possible redemption – December 31, 2022	8,250,000	85,371,600
Redemption of shares ($10.92 per share)	(3,712,171)	(40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	1,800,000

Ordinary shares subject to possible redemption – December 31, 2023	4,537,829	$50,477,963
Redemption of shares ($11.47 per share)	(3,785,992)	(43,425,328)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	—	1,578,042
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	—	390,328
Ordinary shares subject to possible redemption – December 31, 2024	751,837	9,021,005

Schedule Of Net Loss Per Share Basic And Diluted
The net (loss)/ income per share presented in the consolidated statements of operations is based on the following:

	Three months ended June 30, 2025	Six months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2024
Net (loss)/income	$(385,122)	$(579,725)	$448,912	$713,242
Accretion of temporary equity to redemption value	(20,704)	(144,866)	(790,157)	(1,594,042)

Net loss including accretion of temporary equity	$(405,826)	$(724,591)	$(341,245)	$(880,800)

	For the Three Months Ended June 30, 2025		For the Three Months Ended June 30, 2024
		Non-		Non-
	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(18,310)	$(387,516)	$(217,783)	$(123,462)
Accretion of temporary equity to redemption value	20,704	—	790,157	—

Allocation of net income/(loss)	$2,394	$(387,516)	$572,374	$(123,462)

Denominators:
Weighted-average shares outstanding	121,552	2,572,500	4,537,829	2,572,500

Basic and diluted net income/ (loss) per share	$0.02	$(0.15)	$0.13	$(0.05)

	For the Six Months Ended June 30, 2025		For the Six Months Ended June 30, 2024
	Redeemable Common Stock	Non- Redeemable Common Stock	Redeemable Common Stock	Non- Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(104,431)	$(620,160)	$(562,129)	$(318,671)
Accretion of temporary equity to redemption value	144,866	—	1,594,042	—

Allocation of net income/(loss)	$40,435	$(620,160)	$1,031,913	$(318,671)

Denominators:
Weighted-average shares outstanding	433,193	2,572,500	4,537,829	2,572,500

Basic and diluted net income/ (loss) per share	$0.09	$(0.24)	$0.23	$(0.12)

The net income per share presented in the consolidated statements of operations is based on the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Net (loss)/income	$(167,306)	$632,536
Accretion of temporary equity to redemption value	(1,968,370)	(5,643,271)

Net loss including accretion of temporary equity	$(2,135,676)	$(5,010,735)

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
		Non-		Non-
	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock	Redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net loss including accretion of temporary equity	$(1,098,113)	$(1,037,563)	$(3,720,244)	$(1,290,491)

Accretion of temporary equity to redemption value	1,968,370	—	5,643,271	—

Allocation of net income/(loss)	$870,257	$(1,037,563)	$1,923,027	$(1,290,491)

Denominators:
Weighted-average shares outstanding	2,722,627	2,572,500	7,416,033	2,572,500

Basic and diluted net income/ (loss) per share	$0.32	$(0.40)	$0.26	$(0.50)